Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset	$ 28,085	$ 37,324
Operating Lease, Liability, Current
Operating Lease, Liability, Noncurrent
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	operating lease liabilities
Operating Lease, Liability
Operating Lease, Weighted Average Remaining Lease Term	1 year 11 months 15 days
Operating Lease, Weighted Average Discount Rate, Percent	7.42%